UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Trust & Fiduciary Management Services Inc.
Address: 33 Broad Street
         Boston, MA  02109

13F File Number:  28-06643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dana N. Merrill
Title:     Chariman
Phone:     617-896-3689

Signature, Place, and Date of Signing:

      /s/  Dana N. Merrill     Boston, MA     February 03, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     55

Form13F Information Table Value Total:     $123,856 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-06719                      Family Capital Trust Company, N.A.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101      528     6816 SH       DEFINED 01                        6816
ABBOTT LABS                    COM              002824100       24      610 SH       SOLE                               610
ADOBE SYS INC                  COM              00724F101    76153  2060421 0SH      DEFINED 01                     2060421
ALLTEL CORP                    COM              020039103       32      500 SH       SOLE                               500
AMERICAN EXPRESS CO            COM              025816109       18      350 SH       SOLE                               350
AMERIPRISE FINL INC            COM              03076c106        3       70 SH       SOLE                                70
AMGEN INC                      COM              031162100     3147    39910 SH       DEFINED 01                       39910
Artisan International Fund                      04314H204        9      342 SH       SOLE                               342
BANK OF AMERICA CORPORATION    COM              060505104       49     1060 SH       SOLE                              1060
BP PLC                         SPONSORED ADR    055622104     1404    21868 SH       DEFINED 01                       21868
CHEVRON CORP NEW               COM              166764100        6      106 SH       SOLE                               106
CIENA CORP                     COM              171779101     3692  1243192 0SH      DEFINED 01                     1243192
CITIGROUP INC                  COM              172967101       36      732 SH       SOLE                               732
COMPUTER SCIENCES CORP         COM              205363104       15      290 SH       SOLE                               290
CONOCOPHILLIPS                 COM              20825C104     2887    49620 SH       DEFINED 01                       49620
D R HORTON INC                 COM              23331A109       16      440 SH       SOLE                               440
DELL INC                       COM              24702R101       13      430 SH       SOLE                               430
DU PONT E I DE NEMOURS & CO    COM              263534109      409     9612 SH       DEFINED 01                        9612
EBAY INC                       COM              278642103     3751    86800 SH       DEFINED 01                       86800
EXELON CORP                    COM              30161N101     2161    40660 SH       DEFINED 01                       40660
EXXON MOBIL CORP               COM              30231G102       92     1646 SH       SOLE                              1646
Fidelity Pacific Basin Fund                     316343201     8723   339808 6SH      DEFINED 01                      339808
FISERV INC                     COM              337738108       19      430 SH       SOLE                               430
FOCUS ENHANCEMENTS INC         COM              344159108       12    18895 SH       DEFINED 01                       18895
GENERAL ELECTRIC CO            COM              369604103       22      630 SH       SOLE                               630
GENERAL MLS INC                COM              370334104      230     4668 SH       DEFINED 01                        4668
HOME DEPOT INC                 COM              437076102     3110    76829 SH       DEFINED 01                       76829
IMMUNOGEN INC                  COM              45253H101     2002   390271 SH       DEFINED 01                      390271
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101       20      500 SH       SOLE                               500
INTEL CORP                     COM              458140100     2141    85779 SH       DEFINED 01                       85779
INTERNATIONAL BUSINESS MACHS   COM              459200101       37      450 SH       SOLE                               450
JOHNSON & JOHNSON              COM              478160104     2305    38351 SH       DEFINED 01                       38351
JP MORGAN CHASE & CO           COM              46625H100       25      640 SH       SOLE                               640
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106        9      190 SH       SOLE                               190
KINDER MORGAN MANAGEMENT LLC   SHS              49455U100      343     7541 SH       DEFINED 01                        7541
MARSH & MCLENNAN COS INC       COM              571748102       19      600 SH       SOLE                               600
MEDTRONIC INC                  COM              585055106       22      385 SH       SOLE                               385
MERCK & CO INC                 COM              589331107       35     1100 SH       SOLE                              1100
MICROSOFT CORP                 COM              594918104        8      320 SH       SOLE                               320
MYLAN LABS INC                 COM              628530107       21     1030 SH       SOLE                              1030
PEPSICO INC                    COM              713448108      242     4100 SH       DEFINED 01                        4100
PFIZER INC                     COM              717081103        3      130 SH       SOLE                               130
PROCTER & GAMBLE CO            COM              742718109      220     3800 SH       DEFINED 01                        3800
SNAP ON INC                    COM              833034101        8      210 SH       SOLE                               210
SPX CORP                       COM              784635104       41      895 SH       SOLE                               895
STAPLES INC                    COM              855030102      310    13671 SH       DEFINED 01                       13671
SYSCO CORP                     COM              871829107      876    28200 SH       DEFINED 01                       28200
TYCO INTL LTD NEW              COM              902124106     1498    51900 SH       DEFINED 01                       51900
UNITED TECHNOLOGIES CORP       COM              913017109     1006    18000 SH       DEFINED 01                       18000
UNITEDHEALTH GROUP INC         COM              91324P102     3063    49285 SH       DEFINED 01                       49285
WACHOVIA CORP 2ND NEW          COM              929903102      265     5020 SH       DEFINED 01                        5020
WAL MART STORES INC            COM              931142103       15      310 SH       SOLE                               310
WALGREEN CO                    COM              931422109       22      500 SH       SOLE                               500
WEYERHAEUSER CO                COM              962166104     2521    38000 SH       DEFINED 01                       38000
WYETH                          COM              983024100      218     4733 SH       DEFINED 01                        4733